OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2025
OPERATING SEGMENTS
OPERATING SEGMENTS

32. OPERATING SEGMENTS

In 2025, Management changed the basis for grouping the Group’s operating segments from a Customer Facing Unit (“CFU”) based approach to a business pillar based approach. This change was made to reflect how CODM reviews the performance of operating segments and allocates resources. In connection with this change, the segment information for the prior year has been restated to conform with the presentation of segment information in the current year.

The Group has identified five reportable segments, namely B2C, B2B Infra, B2B ICT, International, and Others. There is no aggregation of operating segments in determining these reportable segments. The B2C segment comprises the provision of telecommunications services to individual and residential customers, including mobile and fixed broadband services. The B2B Infra segment comprises the provision, management, and maintenance of telecommunications infrastructure, including telecommunications towers, fiber optic networks, backbone infrastructure, data centers, and satellites. The B2B ICT segment comprises the provision of system integration services, information technology services, and digital solutions to corporate and institutional customers. The International segment comprises the provision of international connectivity and wholesale services to telecommunications operators and customers abroad.The Other segment comprises supporting business activities, including media and content services, business consulting and management services, trading and distribution, certain information technology services, as well as investment and other business development activities.

CODM reviews the performance of each segment based on the segment’s profit or loss, which is measured consistently with operating profit or loss in the consolidated financial statements. Segment revenues and expenses also include intersegment transactions. These transactions are eliminated upon consolidation and are determined based on prevailing market prices (on an arm’s length basis).

	2023 (As restated)
						Total	Adjustment and	Total
	B2C	B2B Infra	B2B ICT	International	Others	segment	elimination	consolidated
Segment results
Revenues
External revenues	111,713	6,753	15,441	10,634	4,675	149,216	—	149,216
Inter-segment revenues	3,694	40,001	4,679	762	26,320	75,456	(75,456)	—
Total segment revenues	115,407	46,754	20,120	11,396	30,995	224,672	(75,456)	149,216
Segment results	34,784	11,924	1,137	1,252	(4,532)	44,565	(5,406)	39,159
Other information
Capital expenditures	(12,744)	(17,330)	(3,184)	(865)	(181)	(34,304)	1,446	(32,858)
Depreciation and amortization	(24,486)	(10,034)	(3,387)	(557)	(776)	(39,240)	4,975	(34,265)
Provision recognized in current year	(655)	(15)	149	(5)	(81)	(607)	94	(513)

	2024 (As restated)
						Total	Adjustment and	Total
	B2C	B2B Infra	B2B ICT	International	Others	segment	elimination	consolidated
Segment results
Revenues
External revenues	109,662	8,180	15,741	10,732	5,652	149,967	—	149,967
Inter-segment revenues	3,268	48,799	3,989	1,412	25,701	83,169	(83,169)	—
Total segment revenues	112,930	56,979	19,730	12,144	31,353	233,136	(83,169)	149,967

Segment results	29,078	16,467	1,402	1,204	(5,903)	42,248	(4,628)	37,620
Other information
Capital expenditures	(12,653)	(12,579)	(2,007)	(460)	(174)	(27,873)	3,437	(24,436)
Depreciation and amortization	(21,880)	(12,424)	(3,290)	(594)	(679)	(38,867)	4,733	(34,134)
Provision recognized in current year	(678)	(7)	5	(32)	(65)	(777)	(127)	(904)

	2025
						Total	Adjustment and	Total
	B2C	B2B Infra	B2B ICT	International	Others	segment	elimination	consolidated
Segment results
Revenues
External revenues	105,898	8,929	15,300	10,673	5,942	146,742	—	146,742
Inter-segment revenues	3,255	47,661	3,814	1,493	23,155	79,378	(79,378)	—
Total segment revenues	109,153	56,590	19,114	12,166	29,097	226,120	(79,378)	146,742

Segment results	27,793	10,487	1,759	961	(4,491)	36,509	(6,000)	30,509
Other information
Capital expenditures	(11,980)	(10,042)	(1,473)	(1,086)	(233)	(24,814)	237	(24,577)
Depreciation and amortization	(21,704)	(15,894)	(3,156)	(718)	(613)	(42,085)	4,432	(37,653)
Provision recognized in current year	(1,239)	(52)	(376)	(120)	(12)	(1,799)	334	(1,465)

Segment result reconciliation:

	2023	2024
	(As restated)	(As restated)	2025
Total segment results	44,565	42,248	36,509
Unrealized gain (loss) on changes in fair value of investments	(748)	188	(242)
Other income - net	252	282	119
Gain (loss) on foreign exchange - net	(36)	136	180
Finance income - net	1,061	1,367	1,661
Finance cost	(4,652)	(5,208)	(5,206)
Share of profit (loss) of long term investment in associates	1	3	(1)
Adjustment and inter-segment elimination	(1,345)	(1,401)	(1,918)
IFRS reconciliation	61	5	(593)
Consolidated profit before income tax	39,159	37,620	30,509

Geographic information:

	2023	2024	2025
External revenues
Indonesia	141,157	141,062	137,858
Abroad	8,059	8,905	8,884
Total	149,216	149,967	146,742

The revenue information above is based on the location of the customers.

There are no revenue from major customer which exceeds 10% of total revenues for the years ended December 31, 2023, 2024, and 2025.

	January 1, 2024	2024
	(As restated)	(As restated)	2025
Non-current operating assets
Indonesia	175,907	174,946	169,609
Abroad	2,932	2,850	3,086
Total	178,839	177,796	172,695

Non-current operating assets for segment reporting purpose consist of property and equipment and intangible assets.